Equity-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Weighted Average Of Assumptions Used In Estimating Fair Value Of Stock Options Granted

The weighted average of assumptions used in estimating the fair value of stock options granted during each year, along with the weighted-average grant-date fair values, were as follows.

Year Ended June 30,
	2012	2011	2010
Expected volatility	29% - 30%	29% - 30%	30% - 32%
Expected life (in years)	6.5 - 7.5	6.5 - 7.5	6.5 - 7.5
Risk-free interest rates	1.3% - 1.6%	2.7% - 3.2%	3.2% - 3.5%
Dividend yield	None	None	None

Stock Option Activity and Shares Outstanding

The activity of the equity-based compensation program for the nine months ended March 31, 2013 is presented below:

	Time Based Awards Number of Shares	Performance Based Awards Number of Shares	Market Based Awards Number of Shares
Balance at June 30, 2012	38,577	11,614	23,203
Granted	1,400	468	932
Exercised	(75)	—	—
Forfeited/Canceled	(1,414)	(478)	(1,006)

Balance at March 31, 2013	38,488	11,604	23,129

The following table summarizes stock option activity and shares outstanding for the years ended June 30, 2012, June 30, 2011 and June 30, 2010. The exercise price and aggregate intrinsic value are presented on an actual dollar value basis.

		Time			Performance			Market
	Weighted Average Exercise Price	Number of shares	WA Contractual Term	Aggregate Intrinsic Value	Number of shares	WA Contractual Term	Aggregate Intrinsic Value	Number of shares	WA Contractual Term	Aggregate Intrinsic Value
Outstanding as of June 30, 2010	$760.83	36,040	9.1	$3,143,730	11,416	9.4	$1,027,530	27,408	9.4	$2,466,540
Granted	$850.00	5,587	10.0	—	1,266	10.0	—	2,509	10.0	—
Exercised	—	—	—	—	—	—	—	—	—	—
Forfeited	$750.00	(4,886)	—	—	(2,130)	—	—	(9,060)	—	—
Expired / Cancelled	$902.19	(1,964)	—	—	(160)	—	—	—	—	—

Outstanding as of June 30, 2011	$772.00	34,777	8.3	$9,206,150	10,392	8.5	$2,922,760	20,857	8.5	$5,828,590
Granted	$1,134.13	5,830	10.0		1,951	10.0		3,877	10.0
Exercised	$—	—	—		—			—	—
Forfeited	$815.11	(1,308)	—		(558)			(1,531)	—
Expired / Cancelled	$649.27	(722)	—		(171)			—

Outstanding as of June 30, 2012	$827.45	38,577	7.6	$18,420,550	11,614	7.8	$5,664,200	23,203	7.8	$11,088,790
Expected to vest as of June 30, 2012	$816.29	35,392	7.5	$16,897,360	10,589	7.8	$5,175,030	18,723	7.7	$9,225,510
Vested and Exercisable as of June 30, 2012	$783.44	15,220	6.9	$7,757,850	3,880	7.4	$2,108,500	—		$—

Summary Non-vested RSU Activity

The following table summarizes non-vested RSU activity for the year ended June 30, 2012.

	RSU Units	Weighted Average Grant-Date Fair Value
Non-vested as of June 30, 2010	2,600	$750
Granted	0	$0
Vested	(600)	$750
Forfeited	0	$0
Non-vested as of June 30, 2011	2,000	$750
Granted	500	$1,040
Vested	(600)	$750
Forfeited	0	$0
Non-vested as of June 30, 2012	1,900	$826

Summary of Equity-Based Compensation Expense

The following table summarizes the impact of the equity-based compensation expense recorded in the Company’s Statement Operations:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Stock compensation expense in selling, general, and administrative	$2.2	$2.6